Document and Entity Information	Oct. 05, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2016
Registrant Name	WEITZ FUNDS
Central Index Key	0001257927
Amendment Flag	false
Document Creation Date	Oct. 05, 2016
Document Effective Date	Oct. 05, 2016
Prospectus Date	Jul. 31, 2016
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Institutional Class
Prospectus:
Trading Symbol	WEFIX
Short-Intermediate Income Fund | Short-Intermediate Income Fund - Investor Class
Prospectus:
Trading Symbol	WSHNX